24 Share capital (Details 1) - GBP (£) £ / shares in Units, £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Balance at beginning	£ 3,059,207	£ 69,870	£ 63,713
Share issue to SIPP trustee (see note 27) 19 May 2017 (in pound per share)			£ 0.001
Share issue to SIPP trustee (see note 28) 19 May 2017
Placing and Open Offer (see note 16) 26 February 2019 (in pound per share)	£ 0.77
Placing and Open Offer (see note 16) 26 February 2019	£ 13,406
Share issue to SIPP trustee (see note 27) 8 October 2019 (in pound per share)	£ 0.001
Registered Direct Offering 29 October 2019 (in pound per share)	£ 0.7874
Registered Direct Offering 29 October 2019	£ 2,362
Placing and Open Offer (shown in note 15) 16 October 2017 (in pound per share)			£ 10.0
Placing and Open Offer (shown in note 15) 16 October 2017			£ 6,157
Share issue to SIPP trustee (see note 27) 1 August 2018 (in pound per share)		£ 0.001
Share issue to SIPP trustee (see note 27) 1 August 2018
Share issue to SIPP trustee (see note 27) 7 November 2017 (in pound per share)			£ 0.001
Share issue to SIPP trustee (see note 28) 7 November 2017
Balance at end	£ 85,638	£ 3,059,207	£ 69,870
Ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Balance at beginning (in shares)	3,054,207	3,054,207	2,434,973
Share issue to SIPP trustee (see note 27) 19 May 2017 (in shares)			1,000
Placing and Open Offer (shown in note 15) 16 October 2017 (in shares)			615,734
Share issue to SIPP trustee (see note 27) 1 August 2018 (in shares)		5,000
Share issue to SIPP trustee (see note 27) 7 November 2017 (in shares)			2,500
Balance at end (in shares)	1,000,001	3,054,207	3,054,207
Deferred Shares [Member]
Disclosure of classes of share capital [line items]
Balance at beginning (in shares)	1,000,001	1,000,001	1,000,001
Share issue to SIPP trustee (see note 27) 19 May 2017 (in shares)
Placing and Open Offer (see note 16) 26 February 2019 (in shares)	17,410,774
Share issue to SIPP trustee (see note 27) 8 October 2019 (in shares)	25,000
Registered Direct Offering 29 October 2019 (in shares)	3,000,000
Placing and Open Offer (shown in note 15) 16 October 2017 (in shares)
Share issue to SIPP trustee (see note 27) 1 August 2018 (in shares)
Share issue to SIPP trustee (see note 27) 7 November 2017 (in shares)
Balance at end (in shares)	23,494,981	1,000,001	1,000,001